Segmented information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Customer 1 [Member]
Statement [Line Items]
Percentage of entity's revenue	27.00%	27.00%
Customer 2 [Member]
Statement [Line Items]
Percentage of entity's revenue	11.00%	22.00%
Customer 3 [Member]
Statement [Line Items]
Percentage of entity's revenue	11.00%	13.00%
Customer 4 [Member]
Statement [Line Items]
Percentage of entity's revenue	5.00%	12.00%
Customer 5 [Member]
Statement [Line Items]
Percentage of entity's revenue		6.00%